Cover	Aug. 19, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2021
Entity File Number	001-35107
Entity Registrant Name	Apollo Global Management, Inc.
Entity Central Index Key	0001411494
Entity Tax Identification Number	20-8880053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	6.375% Series A Preferred Stock
Trading Symbol	APO.PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	6.375% Series B Preferred Stock
Trading Symbol	APO.PR B
Security Exchange Name	NYSE